Taxes - Schedule of Income (Loss) Before Tax (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	$ 3,753,982	$ 4,755,251	$ 7,935,710
Japan [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	3,215,968	2,151,691	5,104,640
Hong Kong [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	940,639	2,492,326	3,011,218
PRC [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	(5,002)	212,317	(86,706)
Malaysia [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	40,415	(13,334)	(12,515)
United States [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	(135,743)	39,255	(19,559)
Canada [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	(169,192)	(127,004)	(61,368)
Australia [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	$ (133,103)